Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Assets But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Offsetting [Abstract]
Derivative assets Gross Recognized Assets	$ 1,987	$ 1,759
Reverse repurchase agreements Gross Recognized Assets	205	24
Securities borrowed Gross Recognized Assets	1,069	923
Total Gross Recognized Assets	3,261	2,706
Derivative assets Gross amounts assets offset in consolidated balance sheet	(942)	(652)
Total Gross amounts assets offset in consolidated balance sheet	(942)	(652)
Derivative assets Net Amounts Presented in the Consolidated Balance Sheet	1,045	1,107
Reverse repurchase agreements Net Amounts Presented in the Consolidated Balance Sheet	205	24
Securities borrowed Net Amounts Presented in the Consolidated Balance Sheet	1,069	923
Total Net Amounts Presented in the Consolidated Balance Sheet	2,319	2,054
Derivative assets Gross financial instrument asset amounts not offset in consolidated balance sheet	(106)	(110)
Reverse repurchase agreements Gross financial instrument asset amounts not offset in consolidated balance sheet	(114)	(24)
Securities borrowed Gross financial instrument asset amounts not offset in consolidated balance sheet	0	0
Total Gross financial instrument asset amounts not offset in consolidated balance sheet	(220)	(134)
Derivative assets Gross collateral received amounts not offset in consolidated balance sheet	(16)	(5)
Reverse repurchase agreements Gross collateral received amounts not offset in consolidated balance sheet	(91)
Securities borrowed Gross collateral received amounts not offset in consolidated balance sheet	(1,039)	(896)
Total Gross collateral received amounts not offset in consolidated balance sheet	(1,146)	(901)
Derivative assets Net Amount	923	992
Reverse repurchase agreements Net Amount	0	0
Securities borrowed Net Amount	30	27
Total Net Amount Assets	$ 953	$ 1,019